Taxes - Income tax recorded in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Pre-tax	$ (10,450,786)	$ 11,836,299	$ 3,573,847
Deferred tax	3,726,415	(4,769,474)	(1,535,151)
After tax	(6,724,371)	7,066,825	2,038,696
Cash flow hedging for future crude oil exports
Taxes
Pre-tax	(5,695,565)	3,167,351	1,259,269
Deferred tax	2,624,019	(1,638,602)	(450,492)
After tax	(3,071,546)	1,528,749	808,777
Hedge of a net investment in a foreign operation
Taxes
Pre-tax	(8,973,471)	7,526,124	4,579,758
Deferred tax	2,760,084	(2,538,389)	(1,708,348)
After tax	(6,213,387)	4,987,735	2,871,410
Hedge with derivative instruments
Taxes
Pre-tax	(242,284)	(111,690)	191,487
Deferred tax	68,573	(6,223)	(55,821)
After tax	(173,711)	(117,913)	135,666
Actuarial valuation gains (losses)
Taxes
Pre-tax	4,460,534	1,254,514	(2,456,667)
Deferred tax	(1,726,261)	(586,260)	679,510
After tax	$ 2,734,273	$ 668,254	$ (1,777,157)